July 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Adviser Managed Trust Post-Effective Amendment No. 20 (File No. 333-169727) and Amendment No. 23 (File No. 811-22480) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Adviser Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 20 and, under the Investment Company Act of 1940, as amended, Amendment No. 23 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made for the purpose of reflecting changes to the principal investment strategy and secondary benchmark index of the Tactical Offensive Fixed Income Fund, and pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001